Prospectus supplement dated September 23, 2021
to the following prospectus(es):
Nationwide Destination Navigator (New York) prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying mutual fund as an investment option under the contract.
1.	Effective on or about September 7, 2021, the name of the investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust – NVIT Core Plus Bond Fund	Nationwide Variable Insurance Trust – NVIT BNY Mellon Core Plus Bond Fund
2.	Effective on or about September 24, 2021, the following underlying mutual fund is added as investment option under the contract. The underlying mutual fund is added to the bulleted list on the cover of the prospectus and Appendix A: Underlying Mutual Fund Information:
•	Nationwide Variable Insurance Trust – NVIT BNY Mellon Core Plus Bond Fund: Class P
Accordingly, Appendix A: Underlying Mutual Fund Information is amended to add the following:
Nationwide Variable Insurance Trust – NVIT BNY Mellon Core Plus Bond Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Insight North America LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk by investing in investment-grade fixed-income securities.
3.	Effective on or about September 24, 2021, the following underlying mutual fund is no longer available to receive transfers or new purchase payments. The underlying mutual fund is removed from the bulleted list on the cover of the prospectus and Appendix A: Underlying Mutual Fund Information:
•	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II
Accordingly, Appendix A: Underlying Mutual Fund Information is amended as follows:
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust – NVIT Core Plus Bond Fund: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 24, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Insight North America LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk by investing in investment-grade fixed-income securities.
4.	Effective on or about September 24, 2021, the following underlying mutual fund is no longer available to receive transfers or new purchase payments. The underlying mutual fund is removed from the bulleted list on the cover of the prospectus and Appendix A: Underlying Mutual Fund Information:
•	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II
Accordingly, Appendix A: Underlying Mutual Fund Information is amended as follows:
PROS-0561

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Core Fund: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 24, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term capital growth by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index.
PROS-0561
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